Summary of Significant Accounting Policies - Schedule of Income (Loss) Per Share, Basic and Diluted (Detail) - USD ($)	3 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (Loss) Income Attributable to Parent	$ (1,532,112)	$ 3,799,755		$ (2,633,699)	$ 9,759,713
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (Loss) Income Attributable to Parent	$ (1,225,690)	$ 3,039,804	$ (1,322,260)		$ 7,807,770
Weighted Average Shares Outstanding , Basic	23,000,000	23,000,000	5,158,940	5,158,940	23,000,000
Weighted Average Shares Outstanding , Diluted	23,000,000	23,000,000		5,158,940	23,000,000
Net (loss) income per share, Basic	$ (0.05)	$ 0.13	$ (0.26)	$ (0.26)	$ 0.34
Net (loss) income per share, Diluted	$ (0.05)	$ 0.13		$ (0.26)	$ 0.34
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (Loss) Income Attributable to Parent	$ (306,422)	$ 759,951	$ (1,311,439)		$ 1,951,943
Weighted Average Shares Outstanding , Basic	5,750,000	5,750,000	5,116,722	5,116,722	5,750,000
Weighted Average Shares Outstanding , Diluted	5,750,000	5,750,000		5,116,722	5,750,000
Net (loss) income per share, Basic	$ (0.05)	$ 0.13	$ (0.26)	$ (0.26)	$ 0.34
Net (loss) income per share, Diluted	$ (0.05)	$ 0.13		$ (0.26)	$ 0.34